Invested Assets and Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income			$ 559
Unrealized gains (losses)	$ (11)	$ 111
Losses (gains) reclassified to Net interest income	(8)	106
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	1	(5)
Gain (losses) on hedging instruments for ineffectiveness measurement	(1)	5
Hedge ineffectiveness	0	0
Unrealized gains (losses)	(21)	69
Losses (gains) reclassified to Net interest income	21	(76)
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	(32)	(42)
Gain (losses) on hedging instruments for ineffectiveness measurement	34	43
Hedge ineffectiveness	2	1
Unrealized gains (losses)	14	57
Losses (gains) reclassified to Net interest income	(18)	(41)
Active hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	20	14
Active hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	$ (19)	$ (10)